Other operating income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Gains (Losses) [Abstract]
Revaluation of contingent consideration	$ 89,900,000	$ 0	$ 0
Gain on sale of assets	800,000	0	0
Total other operating income	$ 90,700,000	$ 0	$ 0